==============================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05150

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

               (Exact name of registrant as specified in charter)

                 305 Madison Avenue, New York, New York        10165
-------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                                  Gary A. Bentz
                 305 Madison Avenue, New York, New York 10165
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 326-3597

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





==============================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Strategic Value Fund, Inc. (the "Registrant") to stockholders for the year ended December 31, 2008 follows.

                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.

                                 ANNUAL REPORT
                               DECEMBER 31, 2008


CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Report of Independent Registered Public Accounting Firm                       14

Results of Special Meeting of Stockholders                                    15

Tax Information                                                               16

Additional Information Regarding the Fund's Directors
  and Corporate Officers                                                      17

Description of Dividend Reinvestment Plan                                     20

Proxy Voting and Portfolio Holdings Information                               22

Privacy Policy Notice                                                         22

Summary of General Information                                                23

Shareholder Information                                                       23



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

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CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Healthcare                                                              14.2
--------------------------------------------------------------------------------
Information Technology                                                  13.8
--------------------------------------------------------------------------------
Consumer Staples                                                        12.7
--------------------------------------------------------------------------------
Energy                                                                  12.2
--------------------------------------------------------------------------------
Financials                                                              11.6
--------------------------------------------------------------------------------
Industrials                                                              9.6
--------------------------------------------------------------------------------
Closed-End Funds                                                         7.4
--------------------------------------------------------------------------------
Consumer Discretionary                                                   7.3
--------------------------------------------------------------------------------
Utilities                                                                4.1
--------------------------------------------------------------------------------
Telecommunication Services                                               3.5
--------------------------------------------------------------------------------
Materials                                                                2.5
--------------------------------------------------------------------------------
Other                                                                    1.1
--------------------------------------------------------------------------------



TOP TEN HOLDINGS, BY ISSUER

                                                                    Percent of
Holding                                       Sector                Net Assets
--------------------------------------------------------------------------------
1. Exxon Mobil Corporation                    Energy                    5.2
--------------------------------------------------------------------------------
2. Procter & Gamble Company (The)        Consumer Staples               2.7
--------------------------------------------------------------------------------
3. Wal-Mart Stores, Inc.                 Consumer Staples               2.6
--------------------------------------------------------------------------------
4. JPMorgan Chase & Co.                     Financials                  2.5
--------------------------------------------------------------------------------
5. Liberty All-Star Equity Fund           Closed-End Funds              2.5
--------------------------------------------------------------------------------
6. AT&T Inc.                          Telecommunication Services        2.3
--------------------------------------------------------------------------------
7. Johnson & Johnson                        Healthcare                  2.3
--------------------------------------------------------------------------------
8. Walt Disney Company (The)           Consumer Discretionary           2.3
--------------------------------------------------------------------------------
9. Microsoft Corporation               Information Technology           2.1
--------------------------------------------------------------------------------
10. Wells Fargo & Company                    Financials                 2.1
--------------------------------------------------------------------------------

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                                                                               1
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

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                       No. of
Description                                            Shares            Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.11%
  CLOSED-END FUNDS - 7.37%

Adams Express Company (a)                               49,500      $    397,485
Advent/Claymore Enhanced
  Growth & Income Fund                                  61,070           495,278
Liberty All-Star Equity Fund                           417,530         1,461,355
Liberty All-Star Growth
  Fund, Inc.                                           266,201           692,122
Zweig Fund, Inc.                                       401,750         1,157,040
Other Closed-End Funds (b)                                               182,799
                                                                    ------------
                                                                       4,386,079
                                                                    ------------
CONSUMER DISCRETIONARY - 7.31%

McDonald's Corporation                                   9,900           615,681
Walt Disney Company (The)                               59,200         1,343,248
Other Consumer
  Discretionary ^(b)                                                   2,389,613
                                                                    ------------
                                                                       4,348,542
                                                                    ------------
CONSUMER STAPLES - 12.67%

Coca-Cola Company (The)                                 20,000           905,400
Colgate-Palmolive Company                                8,900           610,006
Kroger Co. (The)                                        13,800           364,458
PepsiCo, Inc.                                            7,100           388,867
Procter & Gamble
  Company (The)                                         26,297         1,625,680
Wal-Mart Stores, Inc.                                   27,100         1,519,226
Other Consumer Staples (b)                                             2,124,823
                                                                    ------------
                                                                       7,538,460
                                                                    ------------
ENERGY - 12.17%

Chevron Corporation                                     17,032         1,259,857
ConocoPhillips                                          10,474           542,553
Exxon Mobil Corporation                                 39,000         3,113,370
Occidental Petroleum
  Corporation                                           10,500           629,895
Other Energy ^(b)                                                      1,697,886
                                                                    ------------
                                                                       7,243,561
                                                                    ------------
FINANCIALS - 11.58%

JPMorgan Chase & Co.                                    47,632         1,501,837
PNC Financial Services
  Group, Inc.                                            7,600           372,400
T. Rowe Price Group Inc.                                11,000           389,840




                                                       No. of
Description                                            Shares            Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)

Travelers Companies,
  Inc. (The)                                            12,476      $    563,915
Wells Fargo & Company                                   42,900         1,264,692
Other Financials (b)                                                   2,796,397
                                                                    ------------
                                                                       6,889,081
                                                                    ------------
HEALTHCARE - 14.25%

Abbott Laboratories                                     11,200           597,744
Amgen Inc. *                                             9,900           571,725
Becton, Dickinson and
  Company                                                7,900           540,281
Bristol-Myers Squibb
  Company                                               30,500           709,125
Gilead Sciences, Inc. *                                  7,000           357,980
Johnson & Johnson                                       22,900         1,370,107
Medtronic, Inc.                                         14,500           455,590
Merck & Co. Inc.                                        17,500           532,000
Pfizer Inc.                                             23,560           417,248
UnitedHealth Group
  Incorporated                                          19,500           518,700
Wyeth                                                   11,200           420,112
Other Healthcare (b)                                                   1,992,612
                                                                    ------------
                                                                       8,483,224
                                                                    ------------
INDUSTRIALS - 9.62%

Burlington Northern Santa
Fe Corporation                                           5,400           408,834
General Electric Company                                56,900           921,780
United Technologies
Corporation                                              7,500           402,000
Other Industrials ^(b)                                                 3,990,771
                                                                    ------------
                                                                       5,723,385
                                                                    ------------
INFORMATION TECHNOLOGY - 13.84%

Apple, Inc. *                                            8,500           725,475
Cisco Systems, Inc. *                                   47,900           780,770
EMC Corporation *                                       47,148           493,640
Google Inc. *                                            3,000           922,950
Hewlett-Packard Company                                 16,900           613,301
Intel Corporation                                       60,500           886,930
International Business
  Machines Corporation                                  10,600           892,096
Microsoft Corporation                                   65,200         1,267,488

================================================================================
See accompanying notes to financial statements.
2
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CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

                                                       No. of
Description                                            Shares            Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
Oracle Corporation *                                    26,272      $    465,803
QUALCOMM Inc.                                           10,000           358,300
Other Information
Technology (b)                                                           831,401
                                                                    ------------
                                                                       8,238,154
                                                                    ------------
MATERIALS - 2.49%
Monsanto Company                                         5,660           398,181
Other Materials (b)                                                    1,082,820
                                                                    ------------
                                                                       1,481,001
                                                                    ------------
REAL ESTATE INVESTMENT TRUST - 0.18%
Total Real Estate
  Investment Trust (b)                                   2,000           106,260
                                                                    ------------

TELECOMMUNICATION SERVICES - 3.48%
AT&T Inc.                                               48,539         1,383,362
Verizon Communications Inc.                             20,300           688,170
                                                                    ------------
                                                                       2,071,532
                                                                    ------------
UTILITIES - 4.15%
Dominion Resources, Inc.                                11,200           401,408
Other Utilities (b)                                                    2,068,768
                                                                    ------------
                                                                       2,470,176
                                                                    ------------
TOTAL EQUITY SECURITIES
  (cost - $65,972,643)                                                58,979,455
                                                                    ------------

SHORT-TERM INVESTMENTS - 2.54%
  MONEY MARKET SECURITY - 0.82%
JPMorgan U.S. Government
  Money Market Fund                                    488,865           488,865
                                                                    ------------


                                                     Principal
                                                      Amount
Description                                           (000s)           Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.72%
J.P. Morgan Securities Inc. +++
  (Agreement dated 12/31/2008 to
  be repurchased at $1,022,750, 0.04%,
  1/2/2009, collateralized by
  $1,057,368 in United States
  Treasury Notes)                                 $      1,023      $  1,022,748
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $1,511,613)                                                  1,511,613
                                                                    ------------
TOTAL INVESTMENTS - 101.65%
  (cost - $67,484,256)                                                60,491,068
                                                                    ------------

LIABILITIES IN EXCESS OF
OTHER ASSETS - (1.65)%                                                  (981,505)
                                                                    ------------

NET ASSETS - 100.00%                                                $ 59,509,563
                                                                    ============

------------
     ^    Security or a portion thereof is out on loan.
     *    Non-income producing security.
     ADR  American Depositary Receipt
     + Stated interest rate, before rebate earned by borrower of securities on loan.
     ++ Represents investment purchased with collateral received for securities on loan.
     (a) Affiliated investment. The Fund holds 0.67% (based on net assets) of Adams Express Company. A director of the Fund also serves as a director to such company. During the year ended December 31, 2008 there were no purchases or sales of this security.
     (b) Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2008.


================================================================================
                                 See accompanying notes to financial statements.
                                                                               3
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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2008
--------------------------------------------------------------------------------

ASSETS

Investments, at value, including collateral
  for securities on loan of $1,022,748:
  Unaffiliated issuers (cost - $66,878,434)(1)                     $ 60,093,583
  Affiliated issuer (cost - $605,822)                                   397,485
                                                                   ------------
  Total investments (cost - $67,484,256)                             60,491,068
Receivables:
  Dividends                                                             189,433
  Interest                                                                  933
Prepaid expenses                                                          1,452
                                                                   ------------
Total Assets                                                         60,682,886
                                                                   ------------

LIABILITIES

Payables:
  Due to custodian                                                        1,860
  Upon return of securities loaned                                    1,022,748
  Investment management fees (net of fee waivers)                        42,782
  Directors' fees                                                        30,771
  Other accrued expenses                                                 75,162
                                                                   ------------
  Total Liabilities                                                   1,173,323
                                                                   ============
NET ASSETS (applicable to 6,835,701 shares of
  common stock outstanding)                                        $ 59,509,563
                                                                   ============

NET ASSET VALUE PER SHARE ($59,509,563 / 6,835,701)                $       8.71
                                                                   ============

NET ASSETS CONSISTS OF

Capital stock, $0.001 par value; 6,835,701 shares issued and
  outstanding (100,000,000 shares authorized)                      $      6,836
Paid-in capital                                                      72,139,403
Accumulated net realized loss on investments                         (5,643,488)
Net unrealized depreciation in value of investments                  (6,993,188)
                                                                   ------------
Net assets applicable to shares outstanding                        $ 59,509,563
                                                                   ============

--------
     (1) Includes securities out on loan to brokers with a market value of $1,021,565.
================================================================================
See accompanying notes to financial statements.
4
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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
  Dividends (including $24,255 earned from affiliated issuer)      $  2,218,294
  Interest                                                               15,915
  Securities lending                                                     24,863
                                                                   ------------
  Total Investment Income                                             2,259,072
                                                                   ------------

Expenses:
  Investment management fees                                            906,969
  Legal and audit fees                                                  109,068
  Directors' fees                                                       108,619
  Administration fees                                                    91,215
  Printing                                                               70,941
  Accounting fees                                                        35,185
  Custodian fees                                                         23,484
  Transfer agent fees                                                    19,427
  Reverse split fees                                                     18,750
  Stock exchange listing fees                                             9,112
  Insurance                                                               6,940
  Miscellaneous                                                           4,200
                                                                   ------------
  Total Expenses                                                      1,403,910
  Less: Management fee waivers                                          (87,091)
  Less: Fees paid indirectly                                            (42,490)
                                                                   ------------
    Net Expenses                                                      1,274,329
                                                                   ------------
  Net Investment Income                                                 984,743
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments                                   (3,741,734)
Capital gain distributions from regulated
  investment companies and real estate
  investment trust                                                        8,983
Net change in unrealized appreciation in
  value of investments                                              (33,698,235)
                                                                   ------------
Net realized and unrealized loss on investments                     (37,430,986)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(36,446,243)
                                                                   ============


================================================================================
                                 See accompanying notes to financial statements.
                                                                               5
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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          For the Years Ended
                                                                               December 31,
                                                                      ---------------------------

                                                                          2008              2007
                                                                      -------------    -------------
DECREASE IN NET ASSETS

Operations:
  Net investment income                                               $     984,743    $   1,120,928
  Net realized gain/(loss) from investments                              (3,741,734)       8,478,941
  Capital gain distributions from regulated investment companies
    and real estate investment trust                                          8,983           50,393
  Net change in unrealized appreciation in value of investments         (33,698,235)      (2,452,733)
                                                                      -------------    -------------
    Net increase/(decrease) in net assets resulting from operations     (36,446,243)       7,197,529
                                                                      -------------    -------------

Dividends and distributions to shareholders:
  Net investment income                                                    (984,743)      (1,120,928)
  Net realized capital gains                                                   --         (8,509,935)
  Return-of-capital                                                     (27,088,110)     (19,451,697)
                                                                      -------------    -------------
  Total dividends and distributions to shareholders                     (28,072,853)     (29,082,560)
                                                                      -------------    -------------

Capital stock transactions:*
  Cash in lieu of 81 fractional shares from the
    reverse stock split                                                        (544)            --
  Proceeds from 196,609 and 228,404 shares newly issued
    and/or from treasury in reinvestment of dividends
    and distributions, respectively                                       3,761,155        5,808,750
                                                                      -------------    -------------
  Total capital share transactions                                        3,760,611        5,808,750
                                                                      -------------    -------------

    Total decrease in net assets                                        (60,758,485)     (16,076,281)
                                                                      -------------    -------------
NET ASSETS

Beginning of year                                                       120,268,048      136,344,329
                                                                      -------------    -------------

End of year                                                           $  59,509,563    $ 120,268,048
                                                                      =============    =============

------------
     * Shares are adjusted for the one-for-four reverse stock split that was effective December 23, 2008.

================================================================================
See accompanying notes to financial statements.
6
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CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------


                                                                         For the Years Ended December 31,
                                                         ---------------------------------------------------------------
                                                             2008        2007          2006        2005           2004
                                                             ----        ----          ----        ----           ----
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year                       $  18.12     $   21.28     $   22.60    $   25.92     $   27.60
                                                         --------     ---------     ---------    ---------     ---------
Net investment income #                                      0.15          0.16          0.20         0.12          0.20
Net realized and unrealized gain/(loss) on investments      (5.55)         0.96          2.64         0.72          2.20
                                                         --------     ---------     ---------    ---------     ---------
Net increase/(decrease) in net assets
  resulting from operations                                 (5.40)         1.12          2.84         0.84          2.40
                                                         --------     ---------     ---------    ---------     ---------
Dividends and distributions to shareholders:
  Net investment income                                     (0.15)        (0.16)        (0.16)       (0.16)        (0.20)
  Net realized capital gains                                 --           (1.32)         --          (4.00)         --
  Return-of-capital                                         (4.01)        (3.00)        (4.00)        --           (3.96)
                                                         --------     ---------     ---------    ---------     ---------
  Total dividends and distributions to shareholders         (4.16)        (4.48)        (4.16)       (4.16)        (4.16)
                                                         --------     ---------     ---------    ---------     ---------

Capital stock transactions:
  Anti-dilutive effect due to shares issued in
    reinvestment of dividends and distributions              0.15          0.20          --           --            0.08
                                                         --------     ---------     ---------    ---------     ---------

Net asset value, end of year                             $   8.71     $   18.12     $   21.28    $   22.60     $   25.92
                                                         ========     =========     =========    =========     =========
Market value, end of year                                $   7.62     $   20.20     $   33.80    $   28.20     $   34.04
                                                         ========     =========     =========    =========     =========
Total investment return (a)                                (49.92)       (29.04)%       45.36%       (1.32)%        8.38%
                                                         ========     =========     =========    =========     =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                    $ 59,510     $ 120,268     $ 136,344    $ 139,706     $ 154,690
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                             1.40%         1.23%         1.22%        1.20%         1.28%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                          1.54%         1.35%         1.32%        1.36%         1.50%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                             1.44%         1.25%         1.25%        1.26%         1.36%
Ratio of net investment income to
  average net assets                                         1.08%         0.86%         0.85%        0.58%         0.73%
Portfolio turnover rate                                     13.24%        10.38%        10.59%       21.60%        39.05%

----------
     * Per share amounts prior to December 23, 2008 have been restated to reflect a one-for-four reverse stock split.
     #    Based on average shares outstanding.
     (a) Total investment return at market value is based on the changes in market price of a share during the year and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
     (b)  Expenses are net of fees paid indirectly.
     (c)  Expenses exclude the reduction for fees paid indirectly.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               7
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--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At December 31, 2008, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Alternext US LLC is closed.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements is not expected to be material.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc.

================================================================================
8
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--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

(the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007 and reviewed any uncertain tax positions for open tax years 2005 through 2008. The Fund has initiated discussions with the Internal Revenue Service's New York Regional Office regarding a technical tax issue relating to whether the Fund's historic dividend reinvestment plan may have resulted in a violation of certain Subchapter M requirements of the Internal Revenue Code for certain prior tax years. The outcome of this matter is currently uncertain including, whether ultimately it might negatively affect the tax status of the Fund. The Fund will continue to monitor this matter closely and is pursuing a potential resolution with the Internal Revenue Service by seeking to obtain a closing letter that, if successful, will avoid a material negative tax impact to the Fund. There was no material impact to the financial statements or, other than as described herein, the disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in deter- mining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

                                                 INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted
  Prices                                          $58,979,455           --
Level 2 - Other
  Significant
  Observable Inputs                                 1,511,613           --
Level 3 - Significant
  Unobservable Inputs                                    --             --
                                                  -----------      -----------
Total                                             $60,491,068           --
                                                  ===========      ===========

--------
     * Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2008.

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE D. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the year ended December 31, 2008, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal and extraordinary expenses) exceeded an annual rate of 0.10% and 0.11% of average annual weekly net assets, through February 29, 2008, and thereafter, respectively. For the year ended December 31, 2008, Cornerstone earned $906,969 for investment management services, of which it waived $87,091. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $42,490 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $87,608 for the year ended December 31, 2008 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, served as Secretary of the Fund until February 15, 2008.

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the yeended December 31, 2008 were as follows:

                                                           ADAMS
                                                          EXPRESS
                                                          COMPANY
                                                          --------
Market value at
  beginning of year                                       $698,940
                                                          ========
Shares at beginning
  of year                                                   49,500
Shares purchased
  during the year                                             --
Shares sold during
  the year                                                    --
                                                          --------
Shares at end of year                                       49,500
                                                          ========
Dividend income earned
  during the year                                           24,255
                                                          ========
Cost of purchases
  during the year                                             --
Proceeds from sales
  during the year                                             --
Net realized gain/(loss)
  during the year                                             --
Market value at
  end of year                                             $397,485
                                                          ========

NOTE F. INVESTMENT IN SECURITIES

For the year ended December 31, 2008, purchases and sales of securities, other than short-term investments, were $12,137,958 and $34,882,842 respectively.


================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE G. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 6,835,701 shares outstanding at December 31, 2008. As of that date, three individuals that control Cornerstone owned 21,371 shares in the Fund.

Transactions in common stock for the year ended December 31, 2008 were as follows+:

Shares at beginning of year                                  6,639,173
Shares newly issued in reinvestment
  of dividends and distributions                               196,609
Shares paid in cash in lieu of fractional
  shares from the reverse stock split                              (81)
                                                             ---------
Shares at end of year                                        6,835,701
                                                             =========

------
     + Share amounts reflect the one-for-four reverse stock split that was effective December 23, 2008.

NOTE H. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2008. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002, for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at December 31, 2008, was $1,021,565. During the year ended December 31, 2008, the Fund earned $24,863 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.


================================================================================
12

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

             ORDINARY INCOME                    RETURN-OF-CAPITAL
             ---------------                    -----------------
        2008              2007              2008               2007
        ----              ----              ----               ----
     $ 984,743        $3,365,187        $27,088,110        $19,451,697

                         LONG-TERM CAPITAL GAINS
                         -----------------------
                          2008            2007
                          ----            ----
                          --            $6,265,676

At December 31, 2008 the components of the accumulated deficit on a tax basis, for the Fund were as follows:

Capital loss carryforward                                $ (5,171,824)
Net unrealized depreciation                                (6,993,188)
Other accumulated losses                                     (471,664)
                                                         ------------
Total distributable earnings                             $(12,636,676)
                                                         ============

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2008, the Fund decreased net realized loss by $1,139,305 and decreased paid-in capital by $1,139,305. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2008, the Fund incurred Post-October losses in the amount of $471,664.

At December 31, 2008, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $5,171,824 of which $1,139,305 expires in 2009, $250,210 expires in 2010, $484,687 expires in 2011, and $3,297,622 expires in 2016. These capital loss carryforwards are subject to an annual limitation of $1,139,305 for the year ended December 31, 2009. At December 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $67,484,256, $5,679,070, $(12,672,258) and $(6,993,188), respectively.

NOTE K. SUBSEQUENT EVENTS

Effective February 13, 2009, Kayadti A. Madison resigned as Treasurer. Effective that same day Gary A. Bentz was appointed as Assistant Treasurer.

Effective February 28, 2009, Ultimus Fund Solutions, LLC replaced Bear Stearns Funds Management Inc. as Fund Administrator.

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the schedule of investments as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 24, 2009


================================================================================
14

RESULTS OF SPECIAL MEETING OF STOCKHOLDERS (UNAUDITED)

On October 15, 2008, a Special Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon based on 27,116,390 shares of common stock outstanding on August 18, 2008:

    (1) To approve a one-for-four reverse stock split of the Fund's issued and outstanding shares of common stock and the amendment to the Articles of Incorporation.

                  FOR                 AGAINST          ABSTAIN
              18,127,847             5,121,816         401,958
















================================================================================

2008 TAX INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2008) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $28,072,853 in dividend and distributions paid to shareholders in respect of such year, is represented by $984,743 of ordinary income, and $27,088,110 of return-of-capital.
As indicated in this notice, significant portions of the Fund's distributions for 2008 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio. During the year ended December 31, 2008 the following dividends and distributions per share were paid by the Fund:


                     SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                              (PER SHARE AMOUNTS)+

PAYMENT DATES:              1/31/08        2/29/08       3/31/08       4/30/08       5/30/08       6/30/08
                           --------       --------      --------      --------      --------      --------
Ordinary Income(1)         $ 0.0030       $ 0.0030      $ 0.0030      $ 0.0030      $ 0.0030      $ 0.0030
Return-of-Capital(2)         0.0837         0.0837        0.0837        0.0837        0.0837        0.0837
                           --------       --------      --------      --------      --------      --------
Total:                     $ 0.0867       $ 0.0867      $ 0.0867      $ 0.0867      $ 0.0867      $ 0.0867
                           ========       ========      ========      ========      ========      ========
PAYMENT DATES:              7/31/08        8/29/08       9/30/08      10/31/08      11/28/08      12/19/08
                           --------       --------      --------      --------      --------      --------
Ordinary Income(1)         $ 0.0030       $ 0.0030      $ 0.0030      $ 0.0030      $ 0.0030      $ 0.0030
Return-of-Capital(2)         0.0837         0.0837        0.0837        0.0837        0.0837        0.0837
                           --------       --------      --------      --------      --------      --------
Total:                     $ 0.0867       $ 0.0867      $ 0.0867      $ 0.0867      $ 0.0867      $ 0.0867
                           ========       ========      ========      ========      ========      ========
----------------------------------------------------------------------------------------------------------

     + Per share amounts do not reflect the one-for-four reverse stock split that was effective December 23, 2008.
     (1) ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.
     (2) RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through all (100%) of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

================================================================================
16


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED)
                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN
NAME AND                                                                               POSITION      FUND COMPLEX
ADDRESS*              POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND     OVERSEEN BY
(BIRTH DATE)          HELD WITH FUND      OVER LAST 5 YEARS                            SINCE         DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Ralph W.              Chairman of the     President, Cornerstone Advisors, Inc.;        1998            3
Bradshaw**            Board of            Financial Consultant; President and
(Dec. 1950)           Directors and       Director of Cornerstone Total Return
                      President           Fund, Inc.; President and Trustee of
                                          Cornerstone Progressive Return Fund.

Thomas H.             Director; Audit,    Independent Financial Adviser; Director       1987            3
Lenagh                Nominating and      of Photonics Products Group; Director
(Nov. 1924)           Corporate           of Cornerstone Total Return Fund, Inc.;
                      Governance          Trustee of Cornerstone Progressive
                      Committee           Return Fund; Director of Adams Express
                      Member              Company and Petroleum and Resources
                                          Corporation.

Edwin                 Director; Audit,    Distinguished Fellow, The Heritage            2001            3
Meese III             Nominating and      Foundation Washington D.C.;
(Dec. 1931)           Corporate           Distinguished Visiting Fellow at the
                      Governance          Hoover Institution, Stanford University;
                      Committee           Senior Adviser, Revelation L.P.; Director
                      Member              of Cornerstone Total Return Fund, Inc.;
                                          Trustee of Cornerstone Progressive
                                          Return Fund.

Scott B. Rogers       Director; Audit,    Chairman, Board of Health Partners,           2000            3
(July 1955)           Nominating and      Inc.; Chief Executive Officer, Asheville
                      Corporate           Buncombe Community Christian
                      Governance          Ministry; and President, ABCCM
                      Committee           Doctor's Medical Clinic; Appointee, NC
                      Member              Governor's Commission on Welfare to
                                          Work; Director of Cornerstone Total
                                          Return Fund, Inc.; Trustee of
                                          Cornerstone Progressive Return Fund.

================================================================================


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)
                                                                                                     NUMBER OF
                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN
NAME AND                                                                               POSITION      FUND COMPLEX
ADDRESS*              POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND     OVERSEEN BY
(BIRTH DATE)          HELD WITH FUND      OVER LAST 5 YEARS                            SINCE         DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Andrew A.            Director;             Attorney and senior member of Strauss         2000           3
Strauss              Chairman of           & Associates, P.A., Attorneys, Asheville
(Nov. 1953)          Nominating and        and Hendersonville, NC; previous
                     Corporate             President of White Knight Healthcare,
                     Governance            Inc. and LMV Leasing, Inc., a wholly
                     Committee and         owned subsidiary of Xerox Credit
                     Audit Committee       Corporation; Director of Cornerstone
                     Member                Total Return Fund, Inc.; Trustee of
                                           Cornerstone Progressive Return Fund.

Glenn W.             Director;             Chairman of the Board, Tower                  2000           3
Wilcox, Sr.          Chairman of           Associates, Inc.; Chairman of the Board
(Dec. 1931)          Audit Committee       and Chief Executive Officer of Wilcox
                     Nominating and        Travel Agency, Inc.; Director of
                     Corporate             Cornerstone Total Return Fund, Inc.;
                     Governance            Trustee of Cornerstone Progressive
                     Committee             Return Fund.
                     Member






================================================================================
18


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)

NAME AND                                                                                              POSITION
ADDRESS*                   POSITION                 PRINCIPAL OCCUPATION                              WITH FUND
(BIRTH DATE)               HELD WITH FUND           OVER LAST 5 YEARS                                 SINCE
------------------------------------------------------------------------------------------------------------------
Gary A. Bentz              Chief Compliance         Chairman and Chief Financial Officer of           2004, 2008,
(June 1956)                Officer, Secretary,      Cornerstone Advisors, Inc.; previous Director,    2009
                           and Assistant            Vice President and Treasurer of the Fund and
                           Treasurer                Cornerstone Total Return Fund, Inc.; Financial
                                                    Consultant, C.P.A.; Chief Compliance Officer,
                                                    Secretary, and Assistant Treasurer of
                                                    Cornerstone Total Return Fund, Inc. and
                                                    Cornerstone Progressive Return Fund.

William A. Clark           Vice President           Director and Stockholder of Cornerstone           2004
(Oct. 1945)                                         Advisors, Inc.; Vice President and former
                                                    Director of Cornerstone Total Return Fund,
                                                    Inc.; Vice President and former Trustee of
                                                    Cornerstone Progressive Return Fund;
                                                    Financial Consultant; former Director of
                                                    Investors First Fund, Inc.

--------------------------------------------------------------------------------
     * The mailing address of each Director and/or Officer with respect to the Fund's operation is 305 Madison Ave., New York, NY 10165.
     ** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.




================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Alternext US LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned.

================================================================================
20

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

The Agent will distribute all proxy solicitation materials to participating shareholders. In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.




================================================================================

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

     2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


================================================================================
22

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Alternext US LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. com3panies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Alternext US LLC (symbol "CLM"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in THE WALL STREET JOURNAL under the designation "CornstnStrat" and BARRON'S under the designation "Cornerstone Str Val". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------



================================================================================
23

================================================================================

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw              Chairman of the Board of
                                 Directors and President
Thomas H. Lenagh               Director
Edwin Meese III                Director
Scott B. Rogers                Director
Andrew A. Strauss              Director
Glenn W. Wilcox, Sr.           Director
Gary A. Bentz                  Chief Compliance Officer,
                                 Secretary, and
                                 Assistant Treasurer
William A. Clark               Vice President

                               STOCK TRANSFER AGENT
INVESTMENT MANAGER               AND REGISTRAR
Cornerstone Advisors, Inc.     American Stock Transfer &
One West Pack Square             Trust Co.
Suite 1650                     59 Maiden Lane
Asheville, NC 28801            New York, NY 10038

                               INDEPENDENT REGISTERED
ADMINISTRATOR                    PUBLIC ACCOUNTING FIRM
Ultimus Fund Solutions, LLC    Tait, Weller & Baker LLP
305 Madison Avenue             1818 Market Street
New York, NY 10165             Suite 2400
                               Philadelphia, PA 19103

CUSTODIAN                      LEGAL COUNSEL
Custodial Trust Company        Blank Rome LLP
101 Carnegie Center            405 Lexington Avenue
Princeton, NJ 08540            New York, NY 10174

EXECUTIVE OFFICES
305 Madison Avenue
New York, NY 10165

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (513) 326-3597.


   CLM
  LISTED
ALTERNEXT


                     CORNERSTONE STRATEGIC VALUE FUND, INC.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (513) 326-3597.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP for the Registrant's fiscal years ended December 31, 2008 and December 31, 2007.

                                                       2008          2007
                                                     -------       -------
Audit Fees                                           $18,100       $17,200
Audit-related Fees                                        --            --
Tax Fees (1)                                           3,600         3,500
All Other Fees                                            --            --
                                                     -------       -------
Total                                                $21,700       $20,700
                                                     =======       =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

      Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2007 and December 31, 2008).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008


                                                            No. of
 Description                                                Shares      Value
------------------------------------------------------     ---------------------

EQUITY SECURITIES - 99.11%
    CLOSED-END FUNDS - 7.37%
       Adams Express Company (a)                             49,500   $  397,485
       Advent/Claymore Enhanced Growth & Income Fund         61,070      495,278
       Dreman/Claymore Dividend & Income Fund                69,100      130,599
       General American Investors Company, Inc.               3,000       52,200
       Liberty All-Star Equity Fund                         417,530    1,461,355
       Liberty All-Star Growth Fund, Inc.                   266,201      692,122
       Zweig Fund, Inc.                                     401,750    1,157,040
                                                                      ----------
                                                                       4,386,079
                                                                      ----------
    CONSUMER DISCRETIONARY - 7.31%
       Amazon.com, Inc. *                                     3,000      153,840
       Comcast Corporation, Class A                          11,555      195,048
       DIRECTV Group, Inc. (The) * ^                          4,000       91,640
       Gap, Inc. (The)                                        9,200      123,188
       Home Depot, Inc. (The)                                 2,000       46,040
       Johnson Controls, Inc.                                 3,500       63,560
       Lowe's Companies, Inc.                                 5,900      126,968
       McDonald's Corporation                                 9,900      615,681
       News Corporation, Class A                             10,000       90,900
       NIKE, Inc., Class B ^                                  6,100      311,100
       Omnicom Group Inc.                                     6,200      166,904
       Staples, Inc.                                         10,800      193,536
       Starbucks Corporation *                                2,800       26,488
       Target Corporation                                     6,800      234,804
       Time Warner Inc.                                      23,500      236,410
       TJX Companies, Inc. (The)                              3,000       61,710
       Toyota Motor Corporation ADR                           2,500      163,600
       Viacom Inc., Class B *                                 5,450      103,877
       Walt Disney Company (The)                             59,200    1,343,248
                                                                      ----------
                                                                       4,348,542
                                                                      ----------
    CONSUMER STAPLES - 12.67%
       Altria Group, Inc.                                    13,300      200,298
       Archer-Daniels-Midland Company                         3,960      114,167
       Coca-Cola Company (The)                               20,000      905,400
       Colgate-Palmolive Company                              8,900      610,006
       ConAgra Foods, Inc.                                    7,400      122,100
       CVS Caremark Corporation                              10,430      299,758
       General Mills, Inc.                                    2,500      151,875
       H.J. Heinz Company                                     4,000      150,400
       Kimberly-Clark Corporation                             2,500      131,850
       Kraft Foods Inc, Class A                              10,932      293,524
       Kroger Co. (The)                                      13,800      364,458
       PepsiCo, Inc.                                          7,100      388,867
       Philip Morris International Inc.                       7,300      317,623
       Procter & Gamble Company (The)                        26,297    1,625,680
       Sysco Corporation                                      9,800      224,812
       Walgreen Co.                                           4,800      118,416
       Wal-Mart Stores, Inc.                                 27,100    1,519,226
                                                                      ----------
                                                                       7,538,460
                                                                      ----------

    ENERGY - 12.17%
       Baker Hughes Incorporated                             10,600      339,942
       Chevron Corporation                                   17,032    1,259,857
       ConocoPhillips                                        10,474      542,553
       ENSCO International Incorporated                       2,500       70,975
       Exxon Mobil Corporation                               39,000    3,113,370
       Halliburton Company                                   13,200      239,976
       Marathon Oil Corp.                                    11,500      314,640
       Noble Corporation ^                                    2,500       55,150
       Occidental Petroleum Corporation                      10,500      629,895
       Schlumberger Limited                                   8,000      338,640
       Transocean Ltd. *                                      2,500      118,125
       XTO Energy, Inc.                                       6,250      220,438
                                                                      ----------
                                                                       7,243,561
                                                                      ----------
    FINANCIALS - 11.58%
       Aflac, Inc.                                            7,000      320,880
       Allstate Corporation (The)                             6,800      222,768
       American Express Company                               6,400      118,720
       Bank of America Corporation                           16,138      227,223
       Bank of New York Mellon Corporation                    5,754      163,011
       Capital One Financial Corporation                      2,500       79,725
       Charles Schwab Corporation (The)                      22,000      355,740
       Goldman Sachs Group, Inc. (The)                        2,800      236,292
       Hudson City Bancorp, Inc.                              9,000      143,640
       JPMorgan Chase & Co.                                  47,632    1,501,837
       Marsh & McLennan Companies, Inc.                      10,000      242,700
       MetLife, Inc.                                          5,700      198,702
       Morgan Stanley                                         7,000      112,280
       PNC Financial Services Group, Inc.                     7,600      372,400
       Prudential Financial, Inc.                             4,200      127,092
       T. Rowe Price Group Inc.                              11,000      389,840
       Travelers Companies, Inc. (The)                       12,476      563,915
       U.S. Bancorp                                           9,901      247,624
       Wells Fargo & Company                                 42,900    1,264,692
                                                                      ----------
                                                                       6,889,081
                                                                      ----------
    HEALTHCARE - 14.25%
       Abbott Laboratories                                   11,200      597,744
       Aetna Inc.                                            11,000      313,500
       Amgen Inc. *                                           9,900      571,725
       Baxter International Inc.                              5,000      267,950
       Becton, Dickinson and Company                          7,900      540,281
       Biogen Idec Inc. *                                     3,000      142,890
       Bristol-Myers Squibb Company                          30,500      709,125
       Cardinal Health, Inc.                                  7,950      274,036
       Covidien Limited                                       2,599       94,188
       Eli Lilly and Company                                  4,700      189,269
       Gilead Sciences, Inc. *                                7,000      357,980
       Johnson & Johnson                                     22,900    1,370,107

       McKesson Corporation                                   2,800      108,444
       Medtronic, Inc.                                       14,500      455,590
       Merck & Co. Inc.                                      17,500      532,000
       Pfizer Inc.                                           23,560      417,248
       Schering-Plough Corporation                           18,500      315,055
       Stryker Corporation                                    3,500      139,825
       UnitedHealth Group Incorporated                       19,500      518,700
       WellPoint Inc. *                                       3,500      147,455
       Wyeth                                                 11,200      420,112
                                                                      ----------
                                                                       8,483,224
                                                                      ----------
    INDUSTRIALS - 9.62%
       3M Co.                                                 4,400      253,176
       Boeing Company (The)                                   4,200      179,214
       Burlington Northern Santa Fe Corporation               5,400      408,834
       Caterpillar Inc.                                       6,800      303,756
       CSX Corporation                                        6,500      211,055
       Danaher Corporation                                    3,500      198,135
       Deere & Company ^                                      8,000      306,560
       Emerson Electric Co.                                   8,400      307,524
       FedEx Corp.                                            2,000      128,300
       General Dynamics Corporation                           3,200      184,288
       General Electric Company                              56,900      921,780
       Honeywell International Inc.                           5,000      164,150
       Illinois Tool Works Inc.                               4,800      168,240
       Lockheed Martin Corporation                            4,000      336,320
       Norfolk Southern Corporation                           5,500      258,775
       Northrop Grumman Corporation                           2,500      112,600
       Raytheon Company                                       3,000      153,120
       Union Pacific Corporation                              4,000      191,200
       United Parcel Service, Inc., Class B                   4,100      226,156
       United Technologies Corporation                        7,500      402,000
       Waste Management, Inc. ^                               9,300      308,202
                                                                      ----------
                                                                       5,723,385
                                                                      ----------
    INFORMATION TECHNOLOGY - 13.84%
       Adobe Systems Incorporated *                           4,200       89,418
       Apple, Inc. *                                          8,500      725,475
       Applied Materials, Inc.                               17,800      180,314
       Automatic Data Processing, Inc.                        4,400      173,096
       Cisco Systems, Inc. *                                 47,900      780,770
       Corning Incorporated                                  16,500      157,245
       Dell Inc. *                                            4,700       48,128
       eBay Inc. *                                            2,500       34,900
       EMC Corporation *                                     47,148      493,640
       Google Inc. *                                          3,000      922,950
       Hewlett-Packard Company                               16,900      613,301
       Intel Corporation                                     60,500      886,930
       International Business Machines Corporation           10,600      892,096
       Microsoft Corporation                                 65,200    1,267,488
       Nortel Networks Corporation *                            660          172
       Oracle Corporation *                                  26,272      465,803
       QUALCOMM Inc.                                         10,000      358,300
       Texas Instruments Incorporated                         6,400       99,328
       Yahoo! Inc. *                                          4,000       48,800
                                                                      ----------
                                                                       8,238,154
                                                                      ----------

    MATERIALS - 2.49%
       Alcoa Inc.                                            20,400      229,704
       Dow Chemical Company (The)                             5,400       81,486
       E. I. du Pont de Nemours and Company                   9,500      240,350
       Freeport-McMoRan Copper & Gold, Inc.                   5,000      122,200
       International Paper Company                            7,000       82,600
       Monsanto Company                                       5,660      398,181
       Praxair, Inc.                                          5,500      326,480
                                                                      ----------
                                                                       1,481,001
                                                                      ----------
    REAL ESTATE INVESTMENT TRUST - 0.18%
       Simon Property Group, Inc.                             2,000      106,260
                                                                      ----------

    TELECOMMUNICATION SERVICES - 3.48%
       AT&T Inc.                                             48,539    1,383,362
       Verizon Communications Inc.                           20,300      688,170
                                                                      ----------
                                                                       2,071,532
                                                                      ----------
    UTILITIES - 4.15%
       American Electric Power Company, Inc.                  8,000      266,240
       Dominion Resources, Inc.                              11,200      401,408
       Duke Energy Corporation                               15,800      237,158
       Edison International                                   6,500      208,780
       Exelon Corporation                                     3,000      166,830
       FirstEnergy Corp.                                      5,000      242,900
       FPL Group, Inc.                                        4,000      201,320
       PG&E Corporation                                       5,000      193,550
       Public Service Enterprise Group Incorporated           7,000      204,190
       Southern Company (The)                                 9,400      347,800
                                                                      ----------
                                                                       2,470,176
                                                                      ----------
TOTAL EQUITY SECURITIES
     (cost - $65,972,643)                                             58,979,455
                                                                      ----------

SHORT-TERM INVESTMENTS - 2.54%
    MONEY MARKET SECURITY - 0.82%
       JPMorgan U.S. Government Money Market Fund           488,865      488,865
                                                                      ----------

                                                          Principal
                                                            Amount
                                                           (000's)
                                                         -----------
    REPURCHASE AGREEMENT - 1.72%
       J.P. Morgan Securities Inc. + ++
       (Agreement dated 12/31/2008 to be
       repurchased at $1,022,750, 0.04%,
      1/2/2009, collateralized by $1,057,368
      in United States Treasury Notes)                    $ 1,023      1,022,748
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
     (cost - $1,511,613)                                               1,511,613
                                                                    ------------
TOTAL INVESTMENTS - 101.65%
     (cost - $67,484,256)                                             60,491,068
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.65)%                         (981,505)
                                                                    ------------
NET ASSETS - 100.00%                                                $ 59,509,563
                                                                    ============

------------------------------
(a) Affiliated investment.  The Fund holds 0.67% (based on net assets) of Adams
Express Company.  A director of the Fund also serves as a director to such company.  During the fiscal year ended December 31, 2008 there were no purchases or sales of this security.
  * Non-income producing security.
  ^ Security or a portion thereof is out on loan.
ADR American Depositary Receipt
  + Stated interest rate, before rebate earned by borrower of securities on loan.
 ++ Represents investment purchased with collateral received for securities on loan.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE STRATEGIC VALUE FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the schedule of investments as of December 31, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2008 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


                                                      TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 24, 2009

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw has acted as the portfolio manager since 2001. Mr. Clark has acted as the portfolio manager since 2003. Ralph W. Bradshaw's occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark's occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and Vice President and former Director/Trustee of Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and
William A. Clark each manage two other registered closed-end funds (Cornerstone Total Return Fund, Inc. and Cornerstone Progressive Return Fund). As of December 31, 2008, the total assets of Cornerstone Total Return Fund, Inc. was $22.5 million. As of December 31, 2008, the total assets of Cornerstone Progressive Return Fund, Inc. was $70.0 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2008, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $10,001-$50,000 and for William A. Clark it is in the range of $10,001-$50,000.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 6, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Strategic Value Fund, Inc.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 6, 2009

By: /S/ GARY A. BENTZ
----------------------
Name: Gary A. Bentz
Title: Principal Financial Officer
Date: March 6, 2009